Finance result, net (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance result, net
Interests income	SFr 63,964	SFr 29,251	SFr 5,322
Interests expense on leases	(19,963)	(23,019)	(23,866)
Interests cost	(1,644)	(25,878)	(39,146)
Foreign exchange (losses)/gains, net	(317,285)	(264,360)	211,693
Finance result	SFr (274,928)	SFr (284,006)	SFr 154,003